Balance Sheet Details - Estimated aggregate amortization expense (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Estimated aggregate amortization expense
2021 (excluding the three months ended March 31, 2021)	$ 1,017
2022	3,320	$ 3,586
2023	2,360	2,665
2024	1,760	1,692
2025	1,460	1,522
Amortization expense	$ 9,917	$ 10,946	$ 12,721